Investment Risks	Dec. 31, 2025
Symmetry Panoramic US Equity Fund | Market Risk
Prospectus [Line Items]
Risk [Text Block]
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Market Risk. Overall market risk may affect the value of individual instruments in which the Fund invests. Factors such as domestic and foreign (non-U.S.) economic growth and market conditions, real or perceived adverse economic or political conditions, inflation, changes in interest rate levels, lack of liquidity in the bond markets, volatility in the equities market or adverse investor sentiment affect the securities markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money. Financial markets are subject to periods of high volatility, depressed valuations, decreased liquidity and heightened uncertainty, such as what was experienced during the financial crisis that occurred in and around 2008 and in connection with the coronavirus disease 2019 (COVID-19) pandemic. Market conditions such as this are an inevitable part of investing in capital markets and may continue, recur, worsen or spread. Markets may be volatile and values of individual securities and other investments may decline significantly in response to adverse issuer, political, regulatory, market, economic, public health, or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Changes in the financial condition of a single issuer may impact a market as a whole. Changes in value may be temporary or may last for extended periods. Geopolitical risks, including terrorism, tensions or open conflict between nations, the imposition of tariffs and other restrictions on trade, or political or economic dysfunction within some nations that are major players on the world stage or major producers of oil, may lead to overall instability in world economies and markets generally and have led, and may in the future lead, to increased market volatility and may have adverse long-term effects. Similarly, environmental and public health risks, such as natural disasters, epidemics or pandemics (such as COVID-19), or widespread fear that such events may occur, may impact markets adversely and cause market volatility in both the short- and long-term. Although interest rates were unusually low in the U.S. and abroad for a period of time, in 2022, the U.S. Federal Reserve (“Fed”) and certain foreign central banks began to raise interest rates as part of their efforts to address rising inflation. The Federal Reserve and certain foreign central banks subsequently began to lower interest rates in September 2024, though economic or other factors, such as inflation, could stop such changes. It is difficult to accurately predict the pace at which interest rates might change, the timing, frequency or magnitude of any such changes in interest rates, or when such changes might stop or again reverse course. Additionally, various economic and political factors could cause the Fed or other foreign central banks to change their approach in the future and such actions may result in an economic slowdown both in the U.S. and abroad. Unexpected changes in interest rates could lead to significant market volatility or reduce liquidity in certain sectors of the market. Deteriorating economic fundamentals may, in turn, increase the risk of default or insolvency of particular issuers, negatively impact market value, cause credit spreads to widen, and reduce bank balance sheets. Any of these could cause an increase in market volatility, reduce liquidity across various markets or decrease confidence in the markets.

Symmetry Panoramic US Equity Fund | Volatility Risk
Prospectus [Line Items]
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Volatility Risk. The Fund may have investments that appreciate or decrease significantly in value over short periods of time. This may cause the Fund’s net asset value per share to experience significant increases or declines in value over short periods of time.

Symmetry Panoramic US Equity Fund | Equity Risk
Prospectus [Line Items]
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Equity Risk. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Preferred stocks are subject to the risk that the dividend on the stock may be changed or omitted by the issuer, and that participation in the growth of an issuer may be limited.

Symmetry Panoramic US Equity Fund | Market Capitalization Risk
Prospectus [Line Items]
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Market Capitalization Risk. Investing primarily in issuers in one market capitalization category (large, medium, small or micro) carries the risk that due to current market conditions that category may be out of favor with investors. Larger, more established companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies. Stocks of medium, small and micro capitalization companies may be more volatile than those of larger companies due to, among other things, narrower product lines, more limited financial resources and fewer experienced managers. In addition, there is typically less publicly available information about small and micro capitalization companies, and their stocks may have a more limited trading market than stocks of larger companies. Generally, the smaller the company size, the greater the risk.

Symmetry Panoramic US Equity Fund | Investment Style Risk
Prospectus [Line Items]
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Investment Style Risk. The risk that different investment styles (e.g., “momentum”, “value” or “quantitative”) tend to shift in and out of favor, depending on market and economic conditions as well as investor sentiment. The Fund may outperform or underperform other funds that employ a different investment style.

Symmetry Panoramic US Equity Fund | Momentum Style Risk
Prospectus [Line Items]
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Momentum Style Risk. Investing in or having exposure to securities with positive momentum entails investing in securities that have had above-average recent returns. These securities may be more volatile than a broad cross-section of securities. In addition, there may be periods when the momentum style is out of favor, and during which the investment performance of the Fund using a momentum strategy may suffer.

Symmetry Panoramic US Equity Fund | Value Investing Risk
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Value Investing Risk. Value Investing Risk is the risk that the market will not recognize a security’s inherent value for a long time, or that a stock judged to be undervalued by the Fund’s adviser may actually be appropriately priced or overvalued. Value oriented funds will typically underperform when growth investing is in favor.

Symmetry Panoramic US Equity Fund | Quantitative Investing Risk
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Quantitative Investing Risk. The risk that the value of securities or other investments selected using quantitative analysis can perform differently from the market as a whole or from their expected performance. This may be as a result of the factors used in building the multifactor quantitative model, the weights placed on each factor, the accuracy of historical data supplied by third parties, and changing sources of market returns.

Symmetry Panoramic US Equity Fund | Profitability Investment Risk
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Profitability Investment Risk. High relative profitability stocks may perform differently from the market as a whole and an investment strategy purchasing these securities may cause the Fund to at times underperform equity funds that use other investment strategies.

Symmetry Panoramic US Equity Fund | Asset Allocation Risk
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Asset Allocation Risk. The risk that the selection by the Adviser of the Underlying Funds and the allocation of the Fund’s assets among the Underlying Funds and the Sub-Advisers will cause the Fund to underperform other funds with similar investment objectives. In this regard, the Fund also may temporarily deviate from its factor exposures for the purpose of managing distributions. In addition, the Fund’s assets may be invested in Underlying Funds managed by a limited number of investment managers. In such circumstances, the Fund’s performance could be substantially dependent on the performance of such managers. Similarly, the allocation of the Fund’s assets to a limited number of Underlying Funds may adversely affect the performance of the Fund, and, in such circumstances, it will be more sensitive to the performance and risks associated with those Underlying Funds and any investments in which such Underlying Funds focus.

Symmetry Panoramic US Equity Fund | Geographic and Sector Risk
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Geographic and Sector Risk. The risk that if the Fund invests a significant portion of its total assets in certain issuers within the same geographic region or economic sector, an adverse economic, business or political development affecting that region or sector may affect the value of the Fund’s investments more than if the Fund’s investments were not so focused. While the Fund may not concentrate in any one industry, the Fund may invest without limitation in a particular market sector.

Symmetry Panoramic US Equity Fund | Underlying Fund Risk
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Underlying Fund Risk. The risk that the Fund’s investment performance and its ability to achieve its investment objective are directly related to the performance of the Underlying Funds in which it invests. There can be no assurance that the Underlying Funds will achieve their respective investment objectives. The Fund is subject to the risks of the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds.

Symmetry Panoramic US Equity Fund | Investment Companies and Exchange-Traded Funds Risk
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Investment Companies and Exchange-Traded Funds Risk. When the Fund invests in other investment companies, including ETFs, it will bear additional expenses based on its pro rata share of the other investment company’s operating expenses, including the management fees of the Underlying Fund in addition to those paid by the Fund. The risk of owning an Underlying Fund generally reflects the risks of owning the underlying investments the Underlying Fund holds. The Fund also will incur brokerage costs when it purchases and sells ETFs.

Symmetry Panoramic US Equity Fund | REIT Risk
Prospectus [Line Items]
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REIT Risk. Investments in REITs, which pool investors’ capital to purchase or finance real estate investments, involve certain unique risks, including concentration risk (by geography or property type) and interest rate risk (i.e., in a rising interest rate environment, the stock prices of real estate-related investments may decline and the borrowing costs of these companies may increase). In addition, REITs are susceptible to the risks associated with direct ownership of real estate, such as declines in property values, increases in property taxes, operating expenses or competition, overbuilding, zoning changes; and losses from casualty or condemnation. REITs typically incur fees that are separate from those of the Fund.

Symmetry Panoramic US Equity Fund | Management Risk
Prospectus [Line Items]
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Management Risk. The risk that investment strategies employed by the Adviser and the Sub-Advisers in selecting investments for the Fund may not result in an increase in the value of your investment or in overall performance equal to other similar investment vehicles having similar investment strategies or that imperfections, errors or limitations in the tools and data used by the Adviser or Sub-Advisers may cause unintended results.

Symmetry Panoramic US Equity Fund | Cybersecurity Risk
Prospectus [Line Items]
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Cybersecurity Risk. There is risk to the Fund of an unauthorized breach and access to fund assets, customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, the investment adviser, sub-adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality. Successful cyber-attacks or other cyber-failures or events affecting the Fund or its service providers may adversely impact the Fund or its shareholders.

Symmetry Panoramic US Equity Fund | Operational Risk
Prospectus [Line Items]
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Operational Risk. Operational risks include human error, changes in personnel, system changes, faults in communication, and failures in systems, technology, or processes. Various operational events or circumstances are outside the Adviser’s and the Sub-Advisers’ control, including instances at third parties. The Fund, the Adviser and the Sub-Advisers seek to reduce these operational risks through control and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Symmetry Panoramic US Equity Fund | Derivatives Risk
Prospectus [Line Items]
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Derivatives Risk. The derivative instruments in which the Fund may invest may be more volatile than other instruments. The risks associated with investments in derivatives also include liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the market value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested. In addition, if a derivative is being used for hedging purposes there can be no assurance given that each derivative position will achieve a perfect correlation with the security or currency against which it is being hedged, or that a particular derivative position will be available when sought by the portfolio manager. The use of derivative instruments also exposes the Fund to transaction costs.

Symmetry Panoramic US Equity Fund | Forward and Futures Contract Risk
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Forward and Futures Contract Risk. The successful use of futures contracts draws upon the Adviser’s or Sub-Advisers’ skill and experience with respect to such instruments and are subject to special risk considerations. The primary risks associated with the use of futures contracts, which may adversely affect the Fund’s net asset value and total return, are (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the futures contract; (b) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Adviser’s or Sub-Advisers’ inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.

Symmetry Panoramic US Equity Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Symmetry Panoramic International Equity Fund | Market Risk
Prospectus [Line Items]
Risk [Text Block]
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Market Risk. Overall market risk may affect the value of individual instruments in which the Fund invests. Factors such as domestic and foreign (non-U.S.) economic growth and market conditions, real or perceived adverse economic or political conditions, inflation, changes in interest rate levels, lack of liquidity in the bond markets, volatility in the equities market or adverse investor sentiment affect the securities markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money. Financial markets are subject to periods of high volatility, depressed valuations, decreased liquidity and heightened uncertainty, such as what was experienced during the financial crisis that occurred in and around 2008 and in connection with the coronavirus disease 2019 (COVID-19) pandemic. Market conditions such as this are an inevitable part of investing in capital markets and may continue, recur, worsen or spread. Markets may be volatile and values of individual securities and other investments may decline significantly in response to adverse issuer, political, regulatory, market, economic, public health, or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Changes in the financial condition of a single issuer may impact a market as a whole. Changes in value may be temporary or may last for extended periods. Geopolitical risks, including terrorism, tensions or open conflict between nations, the imposition of tariffs and other restrictions on trade, or political or economic dysfunction within some nations that are major players on the world stage or major producers of oil, may lead to overall instability in world economies and markets generally and have led, and may in the future lead, to increased market volatility and may have adverse long-term effects. Similarly, environmental and public health risks, such as natural disasters, epidemics or pandemics (such as COVID-19), or widespread fear that such events may occur, may impact markets adversely and cause market volatility in both the short- and long-term. Although interest rates were unusually low in the U.S. and abroad for a period of time, in 2022, the U.S. Federal Reserve (“Fed”) and certain foreign central banks began to raise interest rates as part of their efforts to address rising inflation. The Federal Reserve and certain foreign central banks subsequently began to lower interest rates in September 2024, though economic or other factors, such as inflation, could stop such changes. It is difficult to accurately predict the pace at which interest rates might change, the timing, frequency or magnitude of any such changes in interest rates, or when such changes might stop or again reverse course. Additionally, various economic and political factors could cause the Fed or other foreign central banks to change their approach in the future and such actions may result in an economic slowdown both in the U.S. and abroad. Unexpected changes in interest rates could lead to significant market volatility or reduce liquidity in certain sectors of the market. Deteriorating economic fundamentals may, in turn, increase the risk of default or insolvency of particular issuers, negatively impact market value, cause credit spreads to widen, and reduce bank balance sheets. Any of these could cause an increase in market volatility, reduce liquidity across various markets or decrease confidence in the markets.

Symmetry Panoramic International Equity Fund | Volatility Risk
Prospectus [Line Items]
Risk [Text Block]
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Volatility Risk. The Fund may have investments that appreciate or decrease significantly in value over short periods of time. This may cause the Fund’s net asset value per share to experience significant increases or declines in value over short periods of time.

Symmetry Panoramic International Equity Fund | Equity Risk
Prospectus [Line Items]
Risk [Text Block]
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Equity Risk. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Preferred stocks are subject to the risk that the dividend on the stock may be changed or omitted by the issuer, and that participation in the growth of an issuer may be limited.

Symmetry Panoramic International Equity Fund | Market Capitalization Risk
Prospectus [Line Items]
Risk [Text Block]
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Market Capitalization Risk. Investing primarily in issuers in one market capitalization category (large, medium, small or micro) carries the risk that due to current market conditions that category may be out of favor with investors. Larger, more established companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies. Stocks of medium, small and micro capitalization companies may be more volatile than those of larger companies due to, among other things, narrower product lines, more limited financial resources and fewer experienced managers. In addition, there is typically less publicly available information about small and micro capitalization companies, and their stocks may have a more limited trading market than stocks of larger companies. Generally, the smaller the company size, the greater the risk.

Symmetry Panoramic International Equity Fund | Investment Style Risk
Prospectus [Line Items]
Risk [Text Block]
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Investment Style Risk. The risk that different investment styles (e.g., “growth”, “value” or “quantitative”) tend to shift in and out of favor, depending on market and economic conditions as well as investor sentiment. The Fund may outperform or underperform other funds that employ a different investment style.

Symmetry Panoramic International Equity Fund | Momentum Style Risk
Prospectus [Line Items]
Risk [Text Block]
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Momentum Style Risk. Investing in or having exposure to securities with positive momentum entails investing in securities that have had above-average recent returns. These securities may be more volatile than a broad cross-section of securities. In addition, there may be periods when the momentum style is out of favor, and during which the investment performance of the Fund using a momentum strategy may suffer.

Symmetry Panoramic International Equity Fund | Value Investing Risk
Prospectus [Line Items]
Risk [Text Block]
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Value Investing Risk is the risk that the market will not recognize a security’s inherent value for a long time, or that a stock judged to be undervalued by the Fund’s adviser may actually be appropriately priced or overvalued. Value oriented funds will typically underperform when growth investing is in favor.

Symmetry Panoramic International Equity Fund | Quantitative Investing Risk
Prospectus [Line Items]
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Quantitative Investing Risk. The value of securities or other investments selected using quantitative analysis can perform differently from the market as a whole or from their expected performance. This may be as a result of the factors used in building the multifactor quantitative model, the weights placed on each factor, the accuracy of historical data supplied by third parties, and changing sources of market returns.

Symmetry Panoramic International Equity Fund | Asset Allocation Risk
Prospectus [Line Items]
Risk [Text Block]
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Asset Allocation Risk. The risk that the selection by the Adviser of the Underlying Funds and the allocation of the Fund’s assets among the Underlying Funds and the Sub-Advisers will cause the Fund to underperform other funds with similar investment objectives. In this regard, the Fund also may temporarily deviate from its factor exposures for the purpose of managing distributions. In addition, the Fund’s assets may be invested in Underlying Funds managed by a limited number of investment managers. In such circumstances, the Fund’s performance could be substantially dependent on the performance of such managers. Similarly, the allocation of the Fund’s assets to a limited number of Underlying Funds may adversely affect the performance of the Fund, and, in such circumstances, it will be more sensitive to the performance and risks associated with those Underlying Funds and any investments in which such Underlying Funds focus.

Symmetry Panoramic International Equity Fund | Geographic and Sector Risk
Prospectus [Line Items]
Risk [Text Block]
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Geographic and Sector Risk. The risk that if the Fund invests a significant portion of its total assets in certain issuers within the same geographic region or economic sector, an adverse economic, business or political development affecting that region or sector may affect the value of the Fund’s investments more than if the Fund’s investments were not so focused. While the Fund may not concentrate in any one industry, the Fund may invest without limitation in a particular country or market sector.

Symmetry Panoramic International Equity Fund | Underlying Fund Risk
Prospectus [Line Items]
Risk [Text Block]
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Underlying Fund Risk. The risk that the Fund’s investment performance and its ability to achieve its investment objective are directly related to the performance of the Underlying Funds in which it invests. There can be no assurance that the Underlying Funds will achieve their respective investment objectives. The Fund is subject to the risks of the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds.

Symmetry Panoramic International Equity Fund | Investment Companies and Exchange-Traded Funds Risk
Prospectus [Line Items]
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Investment Companies and Exchange-Traded Funds Risk. When the Fund invests in other investment companies, including ETFs, it will bear additional expenses based on its pro rata share of the other investment company’s operating expenses, including the management fees of the Underlying Fund in addition to those paid by the Fund. The risk of owning an Underlying Fund generally reflects the risks of owning the underlying investments the Underlying Fund holds. The Fund also will incur brokerage costs when it purchases and sells ETFs.

Symmetry Panoramic International Equity Fund | REIT Risk
Prospectus [Line Items]
Risk [Text Block]
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REIT Risk. Investments in REITs, which pool investors’ capital to purchase or finance real estate investments, involve certain unique risks, including concentration risk (by geography or property type) and interest rate risk (i.e., in a rising interest rate environment, the stock prices of real estate-related investments may decline and the borrowing costs of these companies may increase). In addition, REITs are susceptible to the risks associated with direct ownership of real estate, such as declines in property values, increases in property taxes, operating expenses or competition, overbuilding, zoning changes; and losses from casualty or condemnation. REITs typically incur fees that are separate from those of the Fund.

Symmetry Panoramic International Equity Fund | Management Risk
Prospectus [Line Items]
Risk [Text Block]
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Management Risk. The risk that investment strategies employed by the Adviser and the Sub-Advisers in selecting investments for the Fund may not result in an increase in the value of your investment or in overall performance equal to other similar investment vehicles having similar investment strategies or that imperfections, errors or limitations in the tools and data used by the Adviser or Sub-Advisers may cause unintended results.

Symmetry Panoramic International Equity Fund | Cybersecurity Risk
Prospectus [Line Items]
Risk [Text Block]
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Cybersecurity Risk. There is risk to the Fund of an unauthorized breach and access to fund assets, customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, the investment adviser, sub-adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality. Successful cyber-attacks or other cyber-failures or events affecting the Fund or its service providers may adversely impact the Fund or its shareholders.

Symmetry Panoramic International Equity Fund | Operational Risk
Prospectus [Line Items]
Risk [Text Block]
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Operational Risk. Operational risks include human error, changes in personnel, system changes, faults in communication, and failures in systems, technology, or processes. Various operational events or circumstances are outside the Adviser’s and the Sub-Advisers’ control, including instances at third parties. The Fund, the Adviser and the Sub-Advisers seek to reduce these operational risks through control and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Symmetry Panoramic International Equity Fund | Derivatives Risk
Prospectus [Line Items]
Risk [Text Block]
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Derivatives Risk. The derivative instruments in which the Fund may invest may be more volatile than other instruments. The risks associated with investments in derivatives also include liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the market value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested. In addition, if a derivative is being used for hedging purposes there can be no assurance given that each derivative position will achieve a perfect correlation with the security or currency against which it is being hedged, or that a particular derivative position will be available when sought by the portfolio manager. The use of derivative instruments also exposes the Fund to transaction costs.

Symmetry Panoramic International Equity Fund | Forward and Futures Contract Risk
Prospectus [Line Items]
Risk [Text Block]
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Forward and Futures Contract Risk. The successful use of forward and futures contracts draws upon the Adviser’s or Sub-Advisers’ skill and experience with respect to such instruments and are subject to special risk considerations. The primary risks associated with the use of forward and futures contracts, which may adversely affect the Fund’s net asset value and total return, are (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward or futures contract; (b) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) an Adviser’s or Sub-Advisers’ inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.

Symmetry Panoramic International Equity Fund | Foreign Non-U.S. Risk
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Foreign (Non-U.S.) Investment Risk. Foreign (non-U.S.) securities present greater investment risks than investing in the securities of U.S. issuers and may experience more rapid and extreme changes in value than the securities of U.S. companies, due to less information about foreign (non-U.S.) companies in the form of reports and ratings than about U.S. issuers; different accounting, auditing and financial reporting requirements; smaller markets; nationalization; expropriation or confiscatory taxation; currency blockage; or political changes or diplomatic developments. Foreign (non-U.S.) securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Symmetry Panoramic International Equity Fund | Emerging Markets Risk
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Emerging Markets Risk. Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging financial markets have far lower trading volumes and less liquidity than developed markets.

Symmetry Panoramic International Equity Fund | Currency Risk
Prospectus [Line Items]
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Currency Risk. The risk that foreign currencies will increase in value relative to the U.S. dollar and adversely affect the dollar value of the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Symmetry Panoramic International Equity Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Symmetry Panoramic Global Equity Fund | Market Risk
Prospectus [Line Items]
Risk [Text Block]
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Market Risk. Overall market risk may affect the value of individual instruments in which the Fund invests. Factors such as domestic and foreign (non-U.S.) economic growth and market conditions, real or perceived adverse economic or political conditions, inflation, changes in interest rate levels, lack of liquidity in the bond markets, volatility in the equities market or adverse investor sentiment affect the securities markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money. Financial markets are subject to periods of high volatility, depressed valuations, decreased liquidity and heightened uncertainty, such as what was experienced during the financial crisis that occurred in and around 2008 and in connection with the coronavirus disease 2019 (COVID-19) pandemic. Market conditions such as this are an inevitable part of investing in capital markets and may continue, recur, worsen or spread. Markets may be volatile and values of individual securities and other investments may decline significantly in response to adverse issuer, political, regulatory, market, economic, public health, or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Changes in the financial condition of a single issuer may impact a market as a whole. Changes in value may be temporary or may last for extended periods. Geopolitical risks, including terrorism, tensions or open conflict between nations, the imposition of tariffs and other restrictions on trade, or political or economic dysfunction within some nations that are major players on the world stage or major producers of oil, may lead to overall instability in world economies and markets generally and have led, and may in the future lead, to increased market volatility and may have adverse long-term effects. Similarly, environmental and public health risks, such as natural disasters, epidemics or pandemics (such as COVID-19), or widespread fear that such events may occur, may impact markets adversely and cause market volatility in both the short- and long-term. Although interest rates were unusually low in the U.S. and abroad for a period of time, in 2022, the U.S. Federal Reserve (“Fed”) and certain foreign central banks began to raise interest rates as part of their efforts to address rising inflation. The Federal Reserve and certain foreign central banks subsequently began to lower interest rates in September 2024, though economic or other factors, such as inflation, could stop such changes. It is difficult to accurately predict the pace at which interest rates might change, the timing, frequency or magnitude of any such changes in interest rates, or when such changes might stop or again reverse course. Additionally, various economic and political factors could cause the Fed or other foreign central banks to change their approach in the future and such actions may result in an economic slowdown both in the U.S. and abroad. Unexpected changes in interest rates could lead to significant market volatility or reduce liquidity in certain sectors of the market. Deteriorating economic fundamentals may, in turn, increase the risk of default or insolvency of particular issuers, negatively impact market value, cause credit spreads to widen, and reduce bank balance sheets. Any of these could cause an increase in market volatility, reduce liquidity across various markets or decrease confidence in the markets.

Symmetry Panoramic Global Equity Fund | Volatility Risk
Prospectus [Line Items]
Risk [Text Block]
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Volatility Risk. The Fund may have investments that appreciate or decrease significantly in value over short periods of time. This may cause the Fund’s net asset value per share to experience significant increases or declines in value over short periods of time.

Symmetry Panoramic Global Equity Fund | Equity Risk
Prospectus [Line Items]
Risk [Text Block]
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Equity Risk. Stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Preferred stocks are subject to the risk that the dividend on the stock may be changed or omitted by the issuer, and that participation in the growth of an issuer may be limited.

Symmetry Panoramic Global Equity Fund | Market Capitalization Risk
Prospectus [Line Items]
Risk [Text Block]
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Market Capitalization Risk. Investing primarily in issuers in one market capitalization category (large, medium, small or micro) carries the risk that due to current market conditions that category may be out of favor with investors. Larger, more established companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies. Stocks of medium, small and micro capitalization companies may be more volatile than those of larger companies due to, among other things, narrower product lines, more limited financial resources and fewer experienced managers. In addition, there is typically less publicly available information about small and micro capitalization companies, and their stocks may have a more limited trading market than stocks of larger companies. Generally, the smaller the company size, the greater the risk.

Symmetry Panoramic Global Equity Fund | Investment Style Risk
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Investment Style Risk. The risk that different investment styles (e.g., “momentum”, “value” or “quantitative”) tend to shift in and out of favor, depending on market and economic conditions as well as investor sentiment. The Fund may outperform or underperform other funds that employ a different investment style.

Symmetry Panoramic Global Equity Fund | Momentum Style Risk
Prospectus [Line Items]
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Momentum Style Risk. Investing in or having exposure to securities with positive momentum entails investing in securities that have had above-average recent returns. These securities may be more volatile than a broad cross-section of securities. In addition, there may be periods when the momentum style is out of favor, and during which the investment performance of the Fund using a momentum strategy may suffer.

Symmetry Panoramic Global Equity Fund | Value Investing Risk
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Value Investing Risk. Value Investing Risk is the risk that the market will not recognize a security’s inherent value for a long time, or that a stock judged to be undervalued by the Fund’s adviser may actually be appropriately priced or overvalued. Value oriented funds will typically underperform when growth investing is in favor.

Symmetry Panoramic Global Equity Fund | Quantitative Investing Risk
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Quantitative Investing Risk. The value of securities or other investments selected using quantitative analysis can perform differently from the market as a whole or from their expected performance. This may be as a result of the factors used in building the multifactor quantitative model, the weights placed on each factor, the accuracy of historical data supplied by third parties, and changing sources of market returns.

Symmetry Panoramic Global Equity Fund | Profitability Investment Risk
Prospectus [Line Items]
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Profitability Investment Risk. High relative profitability stocks may perform differently from the market as a whole and an investment strategy purchasing these securities may cause the Fund to at times underperform equity funds that use other investment strategies.

Symmetry Panoramic Global Equity Fund | Asset Allocation Risk
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Asset Allocation Risk. The risk that the selection by the Adviser of the Underlying Funds and the allocation of the Fund’s assets among the Underlying Funds and the Sub-Advisers will cause the Fund to underperform other funds with similar investment objectives. In this regard, the Fund also may temporarily deviate from its factor exposures for the purpose of managing distributions. In addition, the Fund’s assets may be invested in Underlying Funds managed by a limited number of investment managers. In such circumstances, the Fund’s performance could be substantially dependent on the performance of such managers. Similarly, the allocation of the Fund’s assets to a limited number of Underlying Funds may adversely affect the performance of the Fund, and, in such circumstances, it will be more sensitive to the performance and risks associated with those Underlying Funds and any investments in which such Underlying Funds focus.

Symmetry Panoramic Global Equity Fund | Geographic and Sector Risk
Prospectus [Line Items]
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Geographic and Sector Risk. The risk that if the Fund invests a significant portion of its total assets in certain issuers within the same geographic region or economic sector, an adverse economic, business or political development affecting that region or sector may affect the value of the Fund’s investments more than if the Fund’s investments were not so focused. While the Fund may not concentrate in any one industry, the Fund may invest without limitation in a particular country or market sector.

Symmetry Panoramic Global Equity Fund | Underlying Fund Risk
Prospectus [Line Items]
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Underlying Fund Risk. The risk that the Fund’s investment performance and its ability to achieve its investment objective are directly related to the performance of the Underlying Funds in which it invests. There can be no assurance that the Underlying Funds will achieve their respective investment objectives. The Fund is subject to the risks of the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds.

Symmetry Panoramic Global Equity Fund | Investment Companies and Exchange-Traded Funds Risk
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Investment Companies and Exchange-Traded Funds Risk. When the Fund invests in other investment companies, including ETFs, it will bear additional expenses based on its pro rata share of the other investment company’s operating expenses, including the management fees of the Underlying Fund in addition to those paid by the Fund. The risk of owning an Underlying Fund generally reflects the risks of owning the underlying investments the Underlying Fund holds. The Fund also will incur brokerage costs when it purchases and sells ETFs.

Symmetry Panoramic Global Equity Fund | REIT Risk
Prospectus [Line Items]
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REIT Risk. Investments in REITs, which pool investors’ capital to purchase or finance real estate investments, involve certain unique risks, including concentration risk (by geography or property type) and interest rate risk (i.e., in a rising interest rate environment, the stock prices of real estate-related investments may decline and the borrowing costs of these companies may increase). In addition, REITs are susceptible to the risks associated with direct ownership of real estate, such as declines in property values, increases in property taxes, operating expenses or competition, overbuilding, zoning changes; and losses from casualty or condemnation. REITs typically incur fees that are separate from those of the Fund.

Symmetry Panoramic Global Equity Fund | Management Risk
Prospectus [Line Items]
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Management Risk. The risk that investment strategies employed by the Adviser and the Sub-Advisers in selecting investments for the Fund may not result in an increase in the value of your investment or in overall performance equal to other similar investment vehicles having similar investment strategies or that imperfections, errors or limitations in the tools and data used by the Adviser or Sub-Advisers may cause unintended results.

Symmetry Panoramic Global Equity Fund | Cybersecurity Risk
Prospectus [Line Items]
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Cybersecurity Risk. There is risk to the Fund of an unauthorized breach and access to fund assets, customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, the investment adviser, sub-adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality. Successful cyber-attacks or other cyber-failures or events affecting the Fund or its service providers may adversely impact the Fund or its shareholders.

Symmetry Panoramic Global Equity Fund | Operational Risk
Prospectus [Line Items]
Risk [Text Block]
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Operational Risk. Operational risks include human error, changes in personnel, system changes, faults in communication, and failures in systems, technology, or processes. Various operational events or circumstances are outside the Adviser’s and the Sub-Advisers’ control, including instances at third parties. The Fund, the Adviser and the Sub-Advisers seek to reduce these operational risks through control and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Symmetry Panoramic Global Equity Fund | Derivatives Risk
Prospectus [Line Items]
Risk [Text Block]
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Derivatives Risk. The derivative instruments in which the Fund may invest may be more volatile than other instruments. The risks associated with investments in derivatives also include liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the market value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested. In addition, if a derivative is being used for hedging purposes there can be no assurance given that each derivative position will achieve a perfect correlation with the security or currency against which it is being hedged, or that a particular derivative position will be available when sought by the portfolio manager. The use of derivative instruments also exposes the Fund to transaction costs.

Symmetry Panoramic Global Equity Fund | Forward and Futures Contract Risk
Prospectus [Line Items]
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Forward and Futures Contract Risk. The successful use of forward and futures contracts draws upon the Adviser’s or Sub-Advisers’ skill and experience with respect to such instruments and are subject to special risk considerations. The primary risks associated with the use of forward and futures contracts, which may adversely affect the Fund’s net asset value and total return, are (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward or futures contract; (b) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) an Adviser’s or Sub-Advisers’ inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.

Symmetry Panoramic Global Equity Fund | Foreign Non-U.S. Risk
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Foreign (Non-U.S.) Investment Risk. Foreign (non-U.S.) securities present greater investment risks than investing in the securities of U.S. issuers and may experience more rapid and extreme changes in value than the securities of U.S. companies, due to less information about foreign (non-U.S.) companies in the form of reports and ratings than about

U.S. issuers; different accounting, auditing and financial reporting requirements; smaller markets; nationalization; expropriation or confiscatory taxation; currency blockage; or political changes or diplomatic developments. Foreign (non-U.S.) securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Symmetry Panoramic Global Equity Fund | Emerging Markets Risk
Prospectus [Line Items]
Risk [Text Block]
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Emerging Markets Risk. Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging financial markets have far lower trading volumes and less liquidity than developed markets.

Symmetry Panoramic Global Equity Fund | Currency Risk
Prospectus [Line Items]
Risk [Text Block]
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Currency Risk. The risk that foreign currencies will increase in value relative to the U.S. dollar and adversely affect the dollar value of the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Symmetry Panoramic Global Equity Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Symmetry Panoramic Tax Managed Global Equity Fund | Market Risk
Prospectus [Line Items]
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Market Risk. Overall market risk may affect the value of individual instruments in which the Fund invests. Factors such as domestic and foreign (non-U.S.) economic growth and market conditions, real or perceived adverse economic or political conditions, inflation, changes in interest rate levels, lack of liquidity in the bond markets, volatility in the equities market or adverse investor sentiment affect the securities markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money. Financial markets are subject to periods of high volatility, depressed valuations, decreased liquidity and heightened uncertainty, such as what was experienced during the financial crisis that occurred in and around 2008 and in connection with the coronavirus disease 2019 (COVID-19) pandemic. Market conditions such as this are an inevitable part of investing in capital markets and may continue, recur, worsen or spread. Markets may be volatile and values of individual securities and other investments may decline significantly in response to adverse issuer, political, regulatory, market, economic, public health, or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Changes in the financial condition of a single issuer may impact a market as a whole. Changes in value may be temporary or may last for extended periods. Geopolitical risks, including terrorism, tensions or open conflict between nations, the imposition of tariffs and other restrictions on trade, or political or economic dysfunction within some nations that are major players on the world stage or major producers of oil, may lead to overall instability in world economies and markets generally and have led, and may in the future lead, to increased market volatility and may have adverse long-term effects. Similarly, environmental and public health risks, such as natural disasters, epidemics or pandemics (such as COVID-19), or widespread fear that such events may occur, may impact markets adversely and cause market volatility in both the short- and long-term. Although interest rates were unusually low in the U.S. and abroad for a period of time, in 2022, the U.S. Federal Reserve (“Fed”) and certain foreign central banks began to raise interest rates as part of their efforts to address rising inflation. The Federal Reserve and certain foreign central banks subsequently began to lower interest rates in September 2024, though economic or other factors, such as inflation, could stop such changes. It is difficult to accurately predict the pace at which interest rates might change, the timing, frequency or magnitude of any such changes in interest rates, or when such changes might stop or again reverse course. Additionally, various economic and political factors could cause the Fed or other foreign central banks to change their approach in the future and such actions may result in an economic slowdown both in the U.S. and abroad. Unexpected changes in interest rates could lead to significant market volatility or reduce liquidity in certain sectors of the market. Deteriorating economic fundamentals may, in turn, increase the risk of default or insolvency of particular issuers, negatively impact market value, cause credit spreads to widen, and reduce bank balance sheets. Any of these could cause an increase in market volatility, reduce liquidity across various markets or decrease confidence in the markets.

Symmetry Panoramic Tax Managed Global Equity Fund | Volatility Risk
Prospectus [Line Items]
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Volatility Risk. The Fund may have investments that appreciate or decrease significantly in value over short periods of time. This may cause the Fund’s net asset value per share to experience significant increases or declines in value over short periods of time.

Symmetry Panoramic Tax Managed Global Equity Fund | Equity Risk
Prospectus [Line Items]
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Equity Risk. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Preferred stocks are subject to the risk that the dividend on the stock may be changed or omitted by the issuer, and that participation in the growth of an issuer may be limited.

Symmetry Panoramic Tax Managed Global Equity Fund | Market Capitalization Risk
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Risk [Text Block]
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Market Capitalization Risk. Investing primarily in issuers in one market capitalization category (large, medium, small or micro) carries the risk that due to current market conditions that category may be out of favor with investors. Larger, more established companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies. Stocks of medium, small and micro capitalization companies may be more volatile than those of larger companies due to, among other things, narrower product lines, more limited financial resources and fewer experienced managers. In addition, there is typically less publicly available information about small and micro capitalization companies, and their stocks may have a more limited trading market than stocks of larger companies. Generally, the smaller the company size, the greater the risk.

Symmetry Panoramic Tax Managed Global Equity Fund | Investment Style Risk
Prospectus [Line Items]
Risk [Text Block]
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Investment Style Risk. The risk that different investment styles (e.g., “growth”, “value” or “quantitative”) tend to shift in and out of favor, depending on market and economic conditions as well as investor sentiment. The Fund may outperform or underperform other funds that employ a different investment style.

Symmetry Panoramic Tax Managed Global Equity Fund | Momentum Style Risk
Prospectus [Line Items]
Risk [Text Block]
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Momentum Style Risk. Investing in or having exposure to securities with positive momentum entails investing in securities that have had above-average recent returns. These securities may be more volatile than a broad cross-section of securities. In addition, there may be periods when the momentum style is out of favor, and during which the investment performance of the Fund using a momentum strategy may suffer.

Symmetry Panoramic Tax Managed Global Equity Fund | Value Investing Risk
Prospectus [Line Items]
Risk [Text Block]
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Value Investing Risk is the risk that the market will not recognize a security’s inherent value for a long time, or that a stock judged to be undervalued by the Fund’s adviser may actually be appropriately priced or overvalued. Value oriented funds will typically underperform when growth investing is in favor.

Symmetry Panoramic Tax Managed Global Equity Fund | Quantitative Investing Risk
Prospectus [Line Items]
Risk [Text Block]
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Quantitative Investing Risk. The value of securities or other investments selected using quantitative analysis can perform differently from the market as a whole or from their expected performance. This may be as a result of the factors used in building the multifactor quantitative model, the weights placed on each factor, the accuracy of historical data supplied by third parties, and changing sources of market returns.

Symmetry Panoramic Tax Managed Global Equity Fund | Asset Allocation Risk
Prospectus [Line Items]
Risk [Text Block]
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Asset Allocation Risk. The risk that the selection by a manager of the Underlying Funds and the allocation of the Fund’s assets will cause the Fund to underperform other funds with similar investment objectives. In this regard, the Fund also may temporarily deviate from its factor exposures for the purpose of managing distributions. In addition, the Fund’s assets may be invested in Underlying Funds managed by a limited number of investment managers. In such circumstances, the Fund’s performance could be substantially dependent on the performance of such managers. Similarly, the allocation of the Fund’s assets to a limited number of Underlying Funds may adversely affect the performance of the Fund, and, in such circumstances, it will be more sensitive to the performance and risks associated with those Underlying Funds and any investments in which such Underlying Funds focus.

Symmetry Panoramic Tax Managed Global Equity Fund | Geographic and Sector Risk
Prospectus [Line Items]
Risk [Text Block]
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Geographic and Sector Risk. The risk that if the Fund invests a significant portion of its total assets in certain issuers within the same geographic region or economic sector, an adverse economic, business or political development affecting that region or sector may affect the value of the Fund’s investments more than if the Fund’s investments were not so focused. While the Fund may not concentrate in any one industry, the Fund may invest without limitation in a particular country or market sector.

Symmetry Panoramic Tax Managed Global Equity Fund | Underlying Fund Risk
Prospectus [Line Items]
Risk [Text Block]
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Underlying Fund Risk. The risk that the Fund’s investment performance and its ability to achieve its investment objective are directly related to the performance of the Underlying Funds in which it invests. There can be no assurance that the Underlying Funds will achieve their respective investment objectives. The Fund is subject to the risks of the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds.

Symmetry Panoramic Tax Managed Global Equity Fund | Investment Companies and Exchange-Traded Funds Risk
Prospectus [Line Items]
Risk [Text Block]
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Investment Companies and Exchange-Traded Funds Risk. When the Fund invests in other investment companies, including ETFs, it will bear additional expenses based on its pro rata share of the other investment company’s or ETF’s operating expenses, including the management fees of the Underlying Fund in addition to those paid by the Fund. The risk of owning an Underlying Fund generally reflects the risks of owning the underlying investments the Underlying Fund holds. The Fund also will incur brokerage costs when it purchases and sells ETFs.

Symmetry Panoramic Tax Managed Global Equity Fund | Management Risk
Prospectus [Line Items]
Risk [Text Block]
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Management Risk. The risk that investment strategies employed by the Adviser or a Sub-Adviser in selecting investments for the Fund may not result in an increase in the value of your investment or in overall performance equal to other similar investment vehicles having similar investment strategies or that imperfections, errors or limitations in the tools and data used by the Adviser or a Sub-Adviser may cause unintended results.

Symmetry Panoramic Tax Managed Global Equity Fund | Cybersecurity Risk
Prospectus [Line Items]
Risk [Text Block]
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Cybersecurity Risk. There is risk to the Fund of an unauthorized breach and access to fund assets, customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, the investment adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality. Successful cyber-attacks or other cyber-failures or events affecting the Fund or its service providers may adversely impact the Fund or its shareholders.

Symmetry Panoramic Tax Managed Global Equity Fund | Operational Risk
Prospectus [Line Items]
Risk [Text Block]
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Operational Risk. Operational risks include human error, changes in personnel, system changes, faults in communication, and failures in systems, technology, or processes. Various operational events or circumstances are outside the Adviser’s and the Sub-Advisers’ control, including instances at third parties. The Fund, the Adviser and the Sub-Advisers seek to reduce these operational risks through control and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Symmetry Panoramic Tax Managed Global Equity Fund | Derivatives Risk
Prospectus [Line Items]
Risk [Text Block]
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Derivatives Risk. The derivative instruments in which the Fund may invest may be more volatile than other instruments. The risks associated with investments in derivatives also include liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the market value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested. In addition, if a derivative is being used for hedging purposes there can be no assurance given that each derivative position will achieve a perfect correlation with the security or currency against which it is being hedged, or that a particular derivative position will be available when sought by the portfolio manager. The use of derivative instruments also exposes the Fund to transaction costs.

Symmetry Panoramic Tax Managed Global Equity Fund | Forward and Futures Contract Risk
Prospectus [Line Items]
Risk [Text Block]
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Forward and Futures Contract Risk. The successful use of forward and futures contracts draws upon the Adviser’s skill and experience with respect to such instruments and are subject to special risk considerations. The primary risks associated with the use of forward and futures contracts, which may adversely affect the Fund’s net asset value and total return, are (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward or futures contract; (b) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) an Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.

Symmetry Panoramic Tax Managed Global Equity Fund | Foreign Non-U.S. Risk
Prospectus [Line Items]
Risk [Text Block]
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Foreign (Non-U.S.) Investment Risk. Foreign (non-U.S.) securities present greater investment risks than investing in the securities of U.S. issuers and may experience more rapid and extreme changes in value than the securities of U.S. companies, due to less information about foreign (non-U.S.) companies in the form of reports and ratings than about U.S. issuers; different accounting, auditing and financial reporting requirements; smaller markets; nationalization; expropriation or confiscatory taxation; currency blockage; or political changes or diplomatic developments. Foreign (non-U.S.) securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Symmetry Panoramic Tax Managed Global Equity Fund | Emerging Markets Risk
Prospectus [Line Items]
Risk [Text Block]
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Emerging Markets Risk. Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging financial markets have far lower trading volumes and less liquidity than developed markets.

Symmetry Panoramic Tax Managed Global Equity Fund | Currency Risk
Prospectus [Line Items]
Risk [Text Block]
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Currency Risk. The risk that foreign currencies will increase in value relative to the U.S. dollar and adversely affect the dollar value of the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Symmetry Panoramic Tax Managed Global Equity Fund | Tax-Managed Investing Risk
Prospectus [Line Items]
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Tax-Managed Investing Risk. Market conditions may limit the Fund’s ability to generate tax losses or to generate dividend income taxed at favorable tax rates. The Fund’s tax-management strategy may cause the Fund to hold a security in order to achieve more favorable tax-treatment or to sell a security in order to create tax losses. The Fund’s ability to utilize various tax-management techniques may be curtailed or eliminated in the future by tax legislation or regulation. Although the Fund can generally be expected, over long timeframes, to distribute a smaller percentage of returns each year than an equity mutual fund that is managed without regard to tax considerations, there can be no assurance about the size of taxable distributions to shareholders of the Fund, and the opposite may occur.

Symmetry Panoramic Tax Managed Global Equity Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Symmetry Panoramic US Systematic Fixed Income Fund | Market Risk
Prospectus [Line Items]
Risk [Text Block]
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Market Risk. Overall market risk may affect the value of individual instruments in which the Fund invests. Factors such as domestic and foreign (non-U.S.) economic growth and market conditions, real or perceived adverse economic or political conditions, inflation, changes in interest rate levels, lack of liquidity in the bond markets, volatility in the equities market or adverse investor sentiment affect the securities markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money. Financial markets are subject to periods of high volatility, depressed valuations, decreased liquidity and heightened uncertainty, such as what was experienced during the financial crisis that occurred in and around 2008 and in connection with the coronavirus disease 2019 (COVID-19) pandemic. Market conditions such as this are an inevitable part of investing in capital markets and may continue, recur, worsen or spread. Markets may be volatile and values of individual securities and other investments may decline significantly in response to adverse issuer, political, regulatory, market, economic, public health, or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Changes in the financial condition of a single issuer may impact a market as a whole. Changes in value may be temporary or may last for extended periods. Geopolitical risks, including terrorism, tensions or open conflict between nations, the imposition of tariffs and other restrictions on trade, or political or economic dysfunction within some nations that are major players on the world stage or major producers of oil, may lead to overall instability in world economies and markets generally and have led, and may in the future lead, to increased market volatility and may have adverse long-term effects. Similarly, environmental and public health risks, such as natural disasters, epidemics or pandemics (such as COVID-19), or widespread fear that such events may occur, may impact markets adversely and cause market volatility in both the short- and long-term. Although interest rates were unusually low in the U.S. and abroad for a period of time, in 2022, the U.S. Federal Reserve (“Fed”) and certain foreign central banks began to raise interest rates as part of their efforts to address rising inflation. The Federal Reserve and certain foreign central banks subsequently began to lower interest rates in September 2024, though economic or other factors, such as inflation, could stop such changes. It is difficult to accurately predict the pace at which interest rates might change, the timing, frequency or magnitude of any such changes in interest rates, or when such changes might stop or again reverse course. Additionally, various economic and political factors could cause the Fed or other foreign central banks to change their approach in the future and such actions may result in an economic slowdown both in the U.S. and abroad. Unexpected changes in interest rates could lead to significant market volatility or reduce liquidity in certain sectors of the market. Deteriorating economic fundamentals may, in turn, increase the risk of default or insolvency of particular issuers, negatively impact market value, cause credit spreads to widen, and reduce bank balance sheets. Any of these could cause an increase in market volatility, reduce liquidity across various markets or decrease confidence in the markets.

Symmetry Panoramic US Systematic Fixed Income Fund | Investment Style Risk
Prospectus [Line Items]
Risk [Text Block]
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Investment Style Risk. The risk that different investment styles (e.g., “growth”, “value” or “quantitative”) tend to shift in and out of favor, depending on market and economic conditions as well as investor sentiment. The Fund may outperform or underperform other funds that employ a different investment style.

Symmetry Panoramic US Systematic Fixed Income Fund | Quantitative Investing Risk
Prospectus [Line Items]
Risk [Text Block]
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Quantitative Investing Risk. The value of securities or other investments selected using quantitative analysis can perform differently from the market as a whole or from their expected performance. This may be as a result of the factors used in building the multifactor quantitative model, the weights placed on each factor, the accuracy of historical data supplied by third parties, and changing sources of market returns.

Symmetry Panoramic US Systematic Fixed Income Fund | Geographic and Sector Risk
Prospectus [Line Items]
Risk [Text Block]
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Geographic and Sector Risk. The risk that if the Fund invests a significant portion of its total assets in certain issuers within the same geographic region or economic sector, an adverse economic, business or political development affecting that region or sector may affect the value of the Fund’s investments more than if the Fund’s investments were not so focused. While the Fund may not concentrate in any one industry, the Fund may invest without limitation in a particular country or market sector.

Symmetry Panoramic US Systematic Fixed Income Fund | Management Risk
Prospectus [Line Items]
Risk [Text Block]
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Management Risk. The risk that investment strategies employed by the Adviser or Sub-Adviser in selecting investments for the Fund may not result in an increase in the value of your investment or in overall performance equal to other similar investment vehicles having similar investment strategies or that imperfections, errors or limitations in the tools and data used by the Adviser or a Sub-Adviser may cause unintended results.

Symmetry Panoramic US Systematic Fixed Income Fund | Cybersecurity Risk
Prospectus [Line Items]
Risk [Text Block]
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Cybersecurity Risk. There is risk to the Fund of an unauthorized breach and access to fund assets, customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, the investment adviser, sub-adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality. Successful cyber-attacks or other cyber-failures or events affecting the Fund or its service providers may adversely impact the Fund or its shareholders.

Symmetry Panoramic US Systematic Fixed Income Fund | Operational Risk
Prospectus [Line Items]
Risk [Text Block]
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Operational Risk. Operational risks include human error, changes in personnel, system changes, faults in communication, and failures in systems, technology, or processes. Various operational events or circumstances are outside the Adviser’s and the Sub-Adviser’s control, including instances at third parties. The Fund, the Adviser and the Sub-Adviser seek to reduce these operational risks through control and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Symmetry Panoramic US Systematic Fixed Income Fund | Derivatives Risk
Prospectus [Line Items]
Risk [Text Block]
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Derivatives Risk. The derivative instruments in which the Fund may invest may be more volatile than other instruments. The risks associated with investments in derivatives also include liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the market value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested. In addition, if a derivative is being used for hedging purposes there can be no assurance given that each derivative position will achieve a perfect correlation with the security or currency against which it is being hedged, or that a particular derivative position will be available when sought by the portfolio manager. The use of derivative instruments also exposes the Fund to transaction costs.

Symmetry Panoramic US Systematic Fixed Income Fund | Forward and Futures Contract Risk
Prospectus [Line Items]
Risk [Text Block]
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Forward and Futures Contract Risk. The successful use of forward and futures contracts draws upon the skill and experience of the Adviser or Sub-Adviser with respect to such instruments and is subject to special risk considerations. The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward or futures contract; (b) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Adviser’s or Sub-Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.

Symmetry Panoramic US Systematic Fixed Income Fund | Foreign Non-U.S. Risk
Prospectus [Line Items]
Risk [Text Block]
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Foreign (Non-U.S.) Investment Risk. Foreign (non-U.S.) securities present greater investment risks than investing in the securities of U.S. issuers and may experience more rapid and extreme changes in value than the securities of U.S. companies, due to less information about foreign (non-U.S.) companies in the form of reports and ratings than about U.S. issuers; different accounting, auditing and financial reporting requirements; smaller markets; nationalization; expropriation or confiscatory taxation; currency blockage; or political changes or diplomatic developments. Foreign (non-U.S.) securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Symmetry Panoramic US Systematic Fixed Income Fund | Fixed Income Risk
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Fixed Income Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities or derivatives owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Symmetry Panoramic US Systematic Fixed Income Fund | U.S. Government Securities Risk
Prospectus [Line Items]
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U.S. Government Securities Risk. Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so. In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. Government.

Symmetry Panoramic US Systematic Fixed Income Fund | Liquidity Risk
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Liquidity Risk. Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

Symmetry Panoramic US Systematic Fixed Income Fund | High Yield Risk
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High Yield Risk. Investment in or exposure to high yield (lower rated or below investment grade) debt instruments may involve greater levels of interest rate, credit, liquidity and valuation risk than for higher rated instruments. High yield debt instruments are considered higher risk than investment grade debt instruments with respect to the issuer’s continuing ability to make principal and interest payments and, therefore, such instruments generally involve greater risk of default or price changes than higher rated debt instruments.

Symmetry Panoramic US Systematic Fixed Income Fund | Credit Default Swaps Risk
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Credit Default Swaps Risk. A credit default swap enables an investor to buy or sell protection against a credit event with respect to an issuer. Credit default swaps involve risks because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). The Fund bears the loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

Symmetry Panoramic US Systematic Fixed Income Fund | Short Position Risk
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Short Position Risk. The Fund may take short positions, which introduces more risk than long positions (where the Fund owns the instrument or other asset). Unlike a long position, where the maximum sustainable loss on the instrument or other asset purchased is limited to the amount paid for the instrument or other asset (plus transaction costs), there is no maximum price of the shorted instrument or other asset when purchased in the open market. To the extent the Fund takes a short position in a derivative instrument or other asset, there will be a risk of a potentially unlimited increase in the value of the underlying instrument or other asset.

Symmetry Panoramic US Systematic Fixed Income Fund | Asset-Backed Mortgage-Related and Mortgage-Backed Securities Risk
Prospectus [Line Items]
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Asset-Backed, Mortgage-Related and Mortgage-Backed Securities Risk. The Fund may invest in asset-backed, mortgage-related and mortgage-backed securities that are subject to certain other risks including prepayment and call risks. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. In periods of either rising or declining interest rate, the Fund may be subject to extension risk, and may receive principal later than expected. As a result, in periods of rising interest rates, the Fund may exhibit additional volatility. During periods of difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, such securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.

Symmetry Panoramic US Systematic Fixed Income Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Symmetry Panoramic Municipal Fixed Income Fund | Market Risk
Prospectus [Line Items]
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Market Risk. Overall market risk may affect the value of individual instruments in which the Fund invests. Factors such as domestic and foreign (non-U.S.) economic growth and market conditions, real or perceived adverse economic or political conditions, inflation, changes in interest rate levels, lack of liquidity in the bond markets, volatility in the equities market or adverse investor sentiment affect the securities markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money. Financial markets are subject to periods of high volatility, depressed valuations, decreased liquidity and heightened uncertainty, such as what was experienced during the financial crisis that occurred in and around 2008 and in connection with the coronavirus disease 2019 (COVID-19) pandemic. Market conditions such as this are an inevitable part of investing in capital markets and may continue, recur, worsen or spread. Markets may be volatile and values of individual securities and other investments may decline significantly in response to adverse issuer, political, regulatory, market, economic, public health, or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Changes in the financial condition of a single issuer may impact a market as a whole. Changes in value may be temporary or may last for extended periods. Geopolitical risks, including terrorism, tensions or open conflict between nations, the imposition of tariffs and other restrictions on trade, or political or economic dysfunction within some nations that are major players on the world stage or major producers of oil, may lead to overall instability in world economies and markets generally and have led, and may in the future lead, to increased market volatility and may have adverse long-term effects. Similarly, environmental and public health risks, such as natural disasters, epidemics or pandemics (such as COVID-19), or widespread fear that such events may occur, may impact markets adversely and cause market volatility in both the short- and long-term. Although interest rates were unusually low in the U.S. and abroad for a period of time, in 2022, the U.S. Federal Reserve (“Fed”) and certain foreign central banks began to raise interest rates as part of their efforts to address rising inflation. The Federal Reserve and certain foreign central banks subsequently began to lower interest rates in September 2024, though economic or other factors, such as inflation, could stop such changes. It is difficult to accurately predict the pace at which interest rates might change, the timing, frequency or magnitude of any such changes in interest rates, or when such changes might stop or again reverse course. Additionally, various economic and political factors could cause the Fed or other foreign central banks to change their approach in the future and such actions may result in an economic slowdown both in the U.S. and abroad. Unexpected changes in interest rates could lead to significant market volatility or reduce liquidity in certain sectors of the market. Deteriorating economic fundamentals may, in turn, increase the risk of default or insolvency of particular issuers, negatively impact market value, cause credit spreads to widen, and reduce bank balance sheets. Any of these could cause an increase in market volatility, reduce liquidity across various markets or decrease confidence in the markets.

Symmetry Panoramic Municipal Fixed Income Fund | Asset Allocation Risk
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Asset Allocation Risk. The risk that the selection by a manager of the Underlying Funds and the allocation of the Fund’s assets will cause the Fund to underperform other funds with similar investment objectives. In this regard, the Fund also may temporarily deviate from its factor exposures for the purpose of managing distributions. In addition, the Adviser may invest Fund assets in Underlying Funds managed by a limited number of investment managers. In such circumstances, the Fund’s performance could be substantially dependent on the performance of such managers. Similarly, the Adviser’s allocation of the Fund’s assets to a limited number of Underlying Funds may adversely affect the performance of the Fund, and, in such circumstances, it will be more sensitive to the performance and risks associated with those Underlying Funds and any investments in which such Underlying Funds focus.

Symmetry Panoramic Municipal Fixed Income Fund | Geographic and Sector Risk
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Geographic and Sector Risk. The risk that if the Fund invests a significant portion of its total assets in certain issuers within the same geographic region or economic sector, an adverse economic, business or political development affecting that region or sector may affect the value of the Fund’s investments more than if the Fund’s investments were not so focused. While the Fund may not concentrate in any one industry, the Fund may invest without limitation in a particular country or market sector.

Symmetry Panoramic Municipal Fixed Income Fund | Underlying Fund Risk
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Underlying Fund Risk. The risk that the Fund’s investment performance and its ability to achieve its investment objective are directly related to the performance of the Underlying Funds in which it invests. There can be no assurance that the Underlying Funds will achieve their respective investment objectives. The Fund is subject to the risks of the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds.

Symmetry Panoramic Municipal Fixed Income Fund | Investment Companies and Exchange-Traded Funds Risk
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Investment Companies and Exchange-Traded Funds Risk. When the Fund invests in other investment companies, including ETFs, it will bear additional expenses based on its pro rata share of the other investment company’s or ETF’s operating expenses, including the management fees of the Underlying Fund in addition to those paid by the Fund. The risk of owning an Underlying Fund generally reflects the risks of owning the underlying investments the Underlying Fund holds. The Fund also will incur brokerage costs when it purchases and sells ETFs.

Symmetry Panoramic Municipal Fixed Income Fund | Management Risk
Prospectus [Line Items]
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Management Risk. The risk that investment strategies employed by the Adviser in selecting investments for the Fund may not result in an increase in the value of your investment or in overall performance equal to other similar investment vehicles having similar investment strategies or that imperfections, errors or limitations in the tools and data used by the Adviser may cause unintended results.

Symmetry Panoramic Municipal Fixed Income Fund | Cybersecurity Risk
Prospectus [Line Items]
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Cybersecurity Risk. There is risk to the Fund of an unauthorized breach and access to fund assets, customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, the investment adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality. Successful cyber-attacks or other cyber-failures or events affecting the Fund or its service providers may adversely impact the Fund or its shareholders.

Symmetry Panoramic Municipal Fixed Income Fund | Operational Risk
Prospectus [Line Items]
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Operational Risk. Operational risks include human error, changes in personnel, system changes, faults in communication, and failures in systems, technology, or processes. Various operational events or circumstances are outside the Adviser’s and the Sub-Advisers’ control, including instances at third parties. The Fund, the Adviser and the Sub-Advisers seek to reduce these operational risks through control and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Symmetry Panoramic Municipal Fixed Income Fund | Derivatives Risk
Prospectus [Line Items]
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Derivatives Risk. The derivative instruments in which the Fund may invest may be more volatile than other instruments. The risks associated with investments in derivatives also include liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the market value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested. In addition, if a derivative is being used for hedging purposes there can be no assurance given that each derivative position will achieve a perfect correlation with the security or currency against which it is being hedged, or that a particular derivative position will be available when sought by the portfolio manager. The use of derivative instruments also exposes the Fund to transaction costs.

Symmetry Panoramic Municipal Fixed Income Fund | Fixed Income Risk
Prospectus [Line Items]
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Fixed Income Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities or derivatives owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Symmetry Panoramic Municipal Fixed Income Fund | U.S. Government Securities Risk
Prospectus [Line Items]
Risk [Text Block]
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U.S. Government Securities Risk. Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so. In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. Government.

Symmetry Panoramic Municipal Fixed Income Fund | Liquidity Risk
Prospectus [Line Items]
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Liquidity Risk. Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

Symmetry Panoramic Municipal Fixed Income Fund | High Yield Risk
Prospectus [Line Items]
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High Yield Risk. Investment in or exposure to high yield (lower rated or below investment grade) debt instruments may involve greater levels of interest rate, credit, liquidity and valuation risk than for higher rated instruments. High yield debt instruments are considered higher risk than investment grade debt instruments with respect to the issuer’s continuing ability to make principal and interest payments and, therefore, such instruments generally involve greater risk of default or price changes than higher rated debt instruments.

Symmetry Panoramic Municipal Fixed Income Fund | Municipal Bond Risk
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Municipal Bond Risk. The Underlying Funds in which the Fund may invest may be affected significantly by the economic, regulatory or political developments affecting the ability of issuers of debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax to pay interest or repay principal.

Symmetry Panoramic Municipal Fixed Income Fund | Taxability Risk
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Taxability Risk. Some or all of the Funds’ income may be subject to the federal alternative minimum tax, which could reduce the Fund’s after-tax returns. In addition, there is no guarantee that all of the Fund’s income will remain exempt from federal or state or local income taxes. Income from municipal bonds held by the Fund could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service or state tax authorities, or non-compliant conduct of a bond issuer. The Fund or an Underlying Fund may sell securities that lose their tax-exempt statuses at inopportune times, which may cause tax consequences or a decrease in the Fund’s value.

Symmetry Panoramic Municipal Fixed Income Fund | Index Tracking Error Risk
Prospectus [Line Items]
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Index Tracking Error Risk. The performance of an Underlying Fund and its index may differ from each other for a variety of reasons. For example, an Underlying Fund that is index-based in which the Fund invests incurs operating expenses and portfolio transaction costs not incurred by the Underlying Fund’s index. In addition, the Underlying Fund may not be fully invested in the securities of the index that it tracks at all times or may hold securities not included in its index.

Symmetry Panoramic Municipal Fixed Income Fund | Small Fund Risk
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Small Fund Risk. The Fund currently has fewer assets than larger funds. Thus, like other small funds, inflows and outflows may impact its market exposure. In addition, if the Fund does not attract additional assets, the Fund’s fixed costs will continue to be spread over a small asset base, which could result in increased shareholder expenses (if the Fund were not subject to an expense cap) or force the Fund to liquidate.

Symmetry Panoramic Municipal Fixed Income Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Symmetry Panoramic Global Systematic Fixed Income Fund | Market Risk
Prospectus [Line Items]
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Market Risk. Overall market risk may affect the value of individual instruments in which the Fund invests. Factors such as domestic and foreign (non-U.S.) economic growth and market conditions, real or perceived adverse economic or political conditions, inflation, changes in interest rate levels, lack of liquidity in the bond markets, volatility in the equities market or adverse investor sentiment affect the securities markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money. Financial markets are subject to periods of high volatility, depressed valuations, decreased liquidity and heightened uncertainty, such as what was experienced during the financial crisis that occurred in and around 2008 and in connection with the coronavirus disease 2019 (COVID-19) pandemic. Market conditions such as this are an inevitable part of investing in capital markets and may continue, recur, worsen or spread. Markets may be volatile and values of individual securities and other investments may decline significantly in response to adverse issuer, political, regulatory, market, economic, public health, or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Changes in the financial condition of a single issuer may impact a market as a whole. Changes in value may be temporary or may last for extended periods. Geopolitical risks, including terrorism, tensions or open conflict between nations, the imposition of tariffs and other restrictions on trade, or political or economic dysfunction within some nations that are major players on the world stage or major producers of oil, may lead to overall instability in world economies and markets generally and have led, and may in the future lead, to increased market volatility and may have adverse long-term effects. Similarly, environmental and public health risks, such as natural disasters, epidemics or pandemics (such as COVID-19), or widespread fear that such events may occur, may impact markets adversely and cause market volatility in both the short- and long-term. Although interest rates were unusually low in the U.S. and abroad for a period of time, in 2022, the U.S. Federal Reserve (“Fed”) and certain foreign central banks began to raise interest rates as part of their efforts to address rising inflation. The Federal Reserve and certain foreign central banks subsequently began to lower interest rates in September 2024, though economic or other factors, such as inflation, could stop such changes. It is difficult to accurately predict the pace at which interest rates might change, the timing, frequency or magnitude of any such changes in interest rates, or when such changes might stop or again reverse course. Additionally, various economic and political factors could cause the Fed or other foreign central banks to change their approach in the future and such actions may result in an economic slowdown both in the U.S. and abroad. Unexpected changes in interest rates could lead to significant market volatility or reduce liquidity in certain sectors of the market. Deteriorating economic fundamentals may, in turn, increase the risk of default or insolvency of particular issuers, negatively impact market value, cause credit spreads to widen, and reduce bank balance sheets. Any of these could cause an increase in market volatility, reduce liquidity across various markets or decrease confidence in the markets.

Symmetry Panoramic Global Systematic Fixed Income Fund | Investment Style Risk
Prospectus [Line Items]
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Investment Style Risk. The risk that different investment styles (e.g., “growth”, “value” or “quantitative”) tend to shift in and out of favor, depending on market and economic conditions as well as investor sentiment. The Fund may outperform or underperform other funds that employ a different investment style.

Symmetry Panoramic Global Systematic Fixed Income Fund | Quantitative Investing Risk
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Quantitative Investing Risk. The value of securities or other investments selected using quantitative analysis can perform differently from the market as a whole or from their expected performance. This may be as a result of the factors used in building the multifactor quantitative model, the weights placed on each factor, the accuracy of historical data supplied by third parties, and changing sources of market returns.

Symmetry Panoramic Global Systematic Fixed Income Fund | Geographic and Sector Risk
Prospectus [Line Items]
Risk [Text Block]
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Geographic and Sector Risk. The risk that if the Fund invests a significant portion of its total assets in certain issuers within the same geographic region or economic sector, an adverse economic, business or political development affecting that region or sector may affect the value of the Fund’s investments more than if the Fund’s investments were not so focused. While the Fund may not concentrate in any one industry, the Fund may invest without limitation in a particular country or market sector.

Symmetry Panoramic Global Systematic Fixed Income Fund | Management Risk
Prospectus [Line Items]
Risk [Text Block]
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Management Risk. The risk that investment strategies employed by the Adviser or Sub-Adviser in selecting investments for the Fund may not result in an increase in the value of your investment or in overall performance equal to other similar investment vehicles having similar investment strategies or that imperfections, errors or limitations in the tools and data used by the Adviser or a Sub-Adviser may cause unintended results.

Symmetry Panoramic Global Systematic Fixed Income Fund | Cybersecurity Risk
Prospectus [Line Items]
Risk [Text Block]
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Cybersecurity Risk. There is risk to the Fund of an unauthorized breach and access to fund assets, customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, the investment adviser, sub-adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality. Successful cyber-attacks or other cyber-failures or events affecting the Fund or its service providers may adversely impact the Fund or its shareholders.

Symmetry Panoramic Global Systematic Fixed Income Fund | Operational Risk
Prospectus [Line Items]
Risk [Text Block]
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Operational Risk. Operational risks include human error, changes in personnel, system changes, faults in communication, and failures in systems, technology, or processes. Various operational events or circumstances are outside the Adviser’s and the Sub-Adviser’s control, including instances at third parties. The Fund, the Adviser and the Sub-Adviser’s seek to reduce these operational risks through control and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Symmetry Panoramic Global Systematic Fixed Income Fund | Derivatives Risk
Prospectus [Line Items]
Risk [Text Block]
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Derivatives Risk. The derivative instruments in which the Fund may invest may be more volatile than other instruments. The risks associated with investments in derivatives also include liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the market value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested. In addition, if a derivative is being used for hedging purposes there can be no assurance given that each derivative position will achieve a perfect correlation with the security or currency against which it is being hedged, or that a particular derivative position will be available when sought by the portfolio manager. The use of derivative instruments also exposes the Fund to transaction costs.

Symmetry Panoramic Global Systematic Fixed Income Fund | Forward and Futures Contract Risk
Prospectus [Line Items]
Risk [Text Block]
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Forward and Futures Contract Risk. The successful use of forward and futures contracts draws upon the Adviser’s or Sub-Advisers skill and experience with respect to such instruments and is subject to special risk considerations. The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward or futures contract; (b) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Adviser’s or Sub-Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.

Symmetry Panoramic Global Systematic Fixed Income Fund | Foreign Non-U.S. Risk
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Foreign (Non-U.S.) Investment Risk. Foreign (non-U.S.) securities present greater investment risks than investing in the securities of U.S. issuers and may experience more rapid and extreme changes in value than the securities of U.S. companies, due to less information about foreign (non-U.S.) companies in the form of reports and ratings than about U.S. issuers; different accounting, auditing and financial reporting requirements; smaller markets; nationalization; expropriation or confiscatory taxation; currency blockage; or political changes or diplomatic developments. Foreign (non-U.S.) securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Symmetry Panoramic Global Systematic Fixed Income Fund | Emerging Markets Risk
Prospectus [Line Items]
Risk [Text Block]
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Emerging Markets Risk. Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging financial markets have far lower trading volumes and less liquidity than developed markets.

Symmetry Panoramic Global Systematic Fixed Income Fund | Currency Risk
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Currency Risk. The risk that foreign currencies will increase in value relative to the U.S. dollar and adversely affect the dollar value of the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies. Conversely, in strategies where currency risk is hedged, the risk is that a decline in the value of the local currency relative to the U.S. dollar will not be earned by the Fund investor.

Symmetry Panoramic Global Systematic Fixed Income Fund | Fixed Income Risk
Prospectus [Line Items]
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Fixed Income Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities or derivatives owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Symmetry Panoramic Global Systematic Fixed Income Fund | U.S. Government Securities Risk
Prospectus [Line Items]
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U.S. Government Securities Risk. Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so. In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. Government.

Symmetry Panoramic Global Systematic Fixed Income Fund | Liquidity Risk
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Liquidity Risk. Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

Symmetry Panoramic Global Systematic Fixed Income Fund | High Yield Risk
Prospectus [Line Items]
Risk [Text Block]
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High Yield Risk. Investment in or exposure to high yield (lower rated or below investment grade) debt instruments may involve greater levels of interest rate, credit, liquidity and valuation risk than for higher rated instruments. High yield debt instruments are considered higher risk than investment grade debt instruments with respect to the issuer’s continuing ability to make principal and interest payments and, therefore, such instruments generally involve greater risk of default or price changes than higher rated debt instruments.

Symmetry Panoramic Global Systematic Fixed Income Fund | Credit Default Swaps Risk
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Credit Default Swaps Risk. A credit default swap enables an investor to buy or sell protection against a credit event with respect to an issuer. Credit default swaps involve risks because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). The Fund bears the loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

Symmetry Panoramic Global Systematic Fixed Income Fund | Short Position Risk
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Short Position Risk. The Fund may take short positions, which introduces more risk than long positions (where the Fund owns the instrument or other asset). Unlike a long position, where the maximum sustainable loss on the instrument or other asset purchased is limited to the amount paid for the instrument or other asset (plus transaction costs), there is no maximum price of the shorted instrument or other asset when purchased in the open market. To the extent the Fund takes a short position in a derivative instrument or other asset, there will be a risk of a potentially unlimited increase in the value of the underlying instrument or other asset.

Symmetry Panoramic Global Systematic Fixed Income Fund | Asset-Backed Mortgage-Related and Mortgage-Backed Securities Risk
Prospectus [Line Items]
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Asset-Backed, Mortgage-Related and Mortgage-Backed Securities Risk. The Fund may invest in asset-backed, mortgage-related and mortgage-backed securities that are subject to certain other risks including prepayment and call risks. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. In periods of either rising or declining interest rate, the Fund may be subject to extension risk, and may receive principal later than expected. As a result, in periods of rising interest rates, the Fund may exhibit additional volatility. During periods of difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, such securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.

Symmetry Panoramic Global Systematic Fixed Income Fund | Bond Connect Investing Risk
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Bond Connect Investing Risk. Trading through Bond Connect is subject to a number of restrictions that may affect the Fund’s investments and returns. Investments made through Bond Connect are subject to order, clearance and settlement procedures that are relatively untested in China, which could pose risks to the Fund. Furthermore, securities purchased via Bond Connect will be held via a book entry omnibus account in the name of the Hong Kong Monetary Authority Central Money Markets Unit (“CMU”) maintained with a China-based custodian (either the China Central Depository & Clearing Co. (“CDCC”) or the Shanghai Clearing House (“SCH”)). The Fund’s ownership interest in Bond Connect securities will not be reflected directly in book entry with CDCC or SCH and will instead only be reflected on the books of its Hong Kong sub-custodian. Therefore, the Fund’s ability to enforce rights as a bondholder may depend on CMU’s ability or willingness as record-holder of Bond Connect securities to enforce the Fund’s rights as a bondholder. Additionally, the omnibus manner in which the securities are held could expose the Fund to the risk of its Hong Kong sub-custodian. While the ultimate investors hold a beneficial interest in Bond Connect securities, the mechanisms that beneficial owners may use to enforce their rights are untested. In addition, courts in China have limited experience in applying the concept of beneficial ownership. Moreover, securities purchased through Bond Connect generally may not be sold, purchased or otherwise transferred other than through Bond Connect in accordance with applicable rules.

Symmetry Panoramic Global Systematic Fixed Income Fund | Risk Lose Money [Member]
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Risk [Text Block]	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Symmetry Panoramic Alternatives Fund | Market Risk
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Market Risk. Overall market risk may affect the value of individual instruments in which the Fund invests. Factors such as domestic and foreign (non-U.S.) economic growth and market conditions, real or perceived adverse economic or political conditions, inflation, changes in interest rate levels, lack of liquidity in the bond markets, volatility in the equities market or adverse investor sentiment affect the securities markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money. Financial markets are subject to periods of high volatility, depressed valuations, decreased liquidity and heightened uncertainty, such as what was experienced during the financial crisis that occurred in and around 2008 and in connection with the coronavirus disease 2019 (COVID-19) pandemic. Market conditions such as this are an inevitable part of investing in capital markets and may continue, recur, worsen or spread. Markets may be volatile and values of individual securities and other investments may decline significantly in response to adverse issuer, political, regulatory, market, economic, public health, or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Changes in the financial condition of a single issuer may impact a market as a whole. Changes in value may be temporary or may last for extended periods. Geopolitical risks, including terrorism, tensions or open conflict between nations, the imposition of tariffs and other restrictions on trade, or political or economic dysfunction within some nations that are major players on the world stage or major producers of oil, may lead to overall instability in world economies and markets generally and have led, and may in the future lead, to increased market volatility and may have adverse long-term effects. Similarly, environmental and public health risks, such as natural disasters, epidemics or pandemics (such as COVID-19), or widespread fear that such events may occur, may impact markets adversely and cause market volatility in both the short- and long-term. Although interest rates were unusually low in the U.S. and abroad for a period of time, in 2022, the U.S. Federal Reserve (“Fed”) and certain foreign central banks began to raise interest rates as part of their efforts to address rising inflation. The Federal Reserve and certain foreign central banks subsequently began to lower interest rates in September 2024, though economic or other factors, such as inflation, could stop such changes. It is difficult to accurately predict the pace at which interest rates might change, the timing, frequency or magnitude of any such changes in interest rates, or when such changes might stop or again reverse course. Additionally, various economic and political factors could cause the Fed or other foreign central banks to change their approach in the future and such actions may result in an economic slowdown both in the U.S. and abroad. Unexpected changes in interest rates could lead to significant market volatility or reduce liquidity in certain sectors of the market. Deteriorating economic fundamentals may, in turn, increase the risk of default or insolvency of particular issuers, negatively impact market value, cause credit spreads to widen, and reduce bank balance sheets. Any of these could cause an increase in market volatility, reduce liquidity across various markets or decrease confidence in the markets.

Symmetry Panoramic Alternatives Fund | Volatility Risk
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Volatility Risk. The Fund may have investments that appreciate or decrease significantly in value over short periods of time. This may cause the Fund’s net asset value per share to experience significant increases or declines in value over short periods of time.

Symmetry Panoramic Alternatives Fund | Equity Risk
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Equity Risk. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Preferred stocks are subject to the risk that the dividend on the stock may be changed or omitted by the issuer, and that participation in the growth of an issuer may be limited.

Symmetry Panoramic Alternatives Fund | Market Capitalization Risk
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Market Capitalization Risk. Investing in larger-sized companies subjects the Fund to the risk that larger companies may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods, and that they may be less capable of responding quickly to competitive challenges and industry changes. Because the Fund may invest in companies of any size, its share price could be more volatile than a fund that invests only in large companies. Small and medium–sized companies typically have less experienced management, narrower product lines, more limited financial resources, and less publicly available information than larger companies.

Symmetry Panoramic Alternatives Fund | Investment Style Risk
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Investment Style Risk. The risk that different investment styles (e.g., “value” or “quantitative”) tend to shift in and out of favor, depending on market and economic conditions as well as investor sentiment. The Fund may outperform or underperform other funds that employ a different investment style.

Symmetry Panoramic Alternatives Fund | Momentum Style Risk
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Momentum Style Risk. Investing in or having exposure to securities with positive momentum entails investing in securities that have had above-average recent returns. These securities may be more volatile than a broad cross-section of securities. In addition, there may be periods when the momentum style is out of favor, and during which the investment performance of the Fund using a momentum strategy may suffer.

Symmetry Panoramic Alternatives Fund | Value Investing Risk
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Value Investing Risk is the risk that the market will not recognize a security’s inherent value for a long time, or that a stock judged to be undervalued by the Fund’s adviser may actually be appropriately priced or overvalued. Value oriented funds will typically underperform when growth investing is in favor.

Symmetry Panoramic Alternatives Fund | Quantitative Investing Risk
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Quantitative Investing Risk. The value of securities or other investments selected using quantitative analysis can perform differently from the market as a whole or from their expected performance. This may be as a result of the factors used in building the multifactor quantitative model, the weights placed on each factor, the accuracy of historical data supplied by third parties, and changing sources of market returns.

Symmetry Panoramic Alternatives Fund | Asset Allocation Risk
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Asset Allocation Risk. The risk that the selection by a manager of the Underlying Funds and the allocation of the Fund’s assets will cause the Fund to underperform other funds with similar investment objectives. In this regard, the Fund also may temporarily deviate from its factor exposures for the purpose of managing distributions. In addition, the Adviser may invest Fund assets in Underlying Funds managed by a limited number of investment managers. In such circumstances, the Fund’s performance could be substantially dependent on the performance of such managers. Similarly, the Adviser’s allocation of the Fund’s assets to a limited number of Underlying Funds may adversely affect the performance of the Fund, and, in such circumstances, it will be more sensitive to the performance and risks associated with those Underlying Funds and any investments in which such Underlying Funds focus.

Symmetry Panoramic Alternatives Fund | Geographic and Sector Risk
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Geographic and Sector Risk. The risk that if the Fund invests a significant portion of its total assets in certain issuers within the same geographic region or economic sector, an adverse economic, business or political development affecting that region or sector may affect the value of the Fund’s investments more than if the Fund’s investments were not so focused. While the Fund may not concentrate in any one industry, the Fund may invest without limitation in a particular country or market sector.

Symmetry Panoramic Alternatives Fund | Underlying Fund Risk
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Underlying Fund Risk. The risk that the Fund’s investment performance and its ability to achieve its investment objective are directly related to the performance of the Underlying Funds in which it invests. There can be no assurance that the Underlying Funds will achieve their respective investment objectives. The Fund is subject to the risks of the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds.

Symmetry Panoramic Alternatives Fund | Investment Companies and Exchange-Traded Funds Risk
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Investment Companies and Exchange-Traded Funds Risk. When the Fund invests in other investment companies, including ETFs, it will bear additional expenses based on its pro rata share of the other investment company’s or ETF’s operating expenses, including the management fees of the Underlying Fund in addition to those paid by the Fund. The risk of owning an Underlying Fund generally reflects the risks of owning the underlying investments the Underlying Fund holds. The Fund also will incur brokerage costs when it purchases and sells ETFs.

Symmetry Panoramic Alternatives Fund | Management Risk
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Management Risk. The risk that investment strategies employed by the Adviser in selecting investments for the Fund may not result in an increase in the value of your investment or in overall performance equal to other similar investment vehicles having similar investment strategies or that imperfections, errors or limitations in the tools and data used by the Adviser may cause unintended results.

Symmetry Panoramic Alternatives Fund | Cybersecurity Risk
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Cybersecurity Risk. There is risk to the Fund of an unauthorized breach and access to fund assets, customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, the investment adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality. Successful cyber-attacks or other cyber-failures or events affecting the Fund or its service providers may adversely impact the Fund or its shareholders.

Symmetry Panoramic Alternatives Fund | Operational Risk
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Operational Risk. Operational risks include human error, changes in personnel, system changes, faults in communication, and failures in systems, technology, or processes. Various operational events or circumstances are outside the Adviser’s and the Sub-Advisers’ control, including instances at third parties. The Fund, the Adviser and the Sub-Advisers seek to reduce these operational risks through control and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Symmetry Panoramic Alternatives Fund | Derivatives Risk
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Derivatives Risk. The derivative instruments in which the Fund may invest may be more volatile than other instruments. The risks associated with investments in derivatives also include liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the market value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested. In addition, if a derivative is being used for hedging purposes there can be no assurance given that each derivative position will achieve a perfect correlation with the security or currency against which it is being hedged, or that a particular derivative position will be available when sought by the portfolio manager. The use of derivative instruments also exposes the Fund to transaction costs.

Symmetry Panoramic Alternatives Fund | Forward and Futures Contract Risk
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Forward and Futures Contract Risk. The successful use of forward and futures contracts draws upon an Adviser’s skill and experience with respect to such instruments and is subject to special risk considerations. The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward or futures contract; (b) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) an Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.

Symmetry Panoramic Alternatives Fund | Foreign Non-U.S. Risk
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Foreign (Non-U.S.) Investment Risk. Foreign (non-U.S.) securities present greater investment risks than investing in the securities of U.S. issuers and may experience more rapid and extreme changes in value than the securities of U.S. companies, due to less information about foreign (non-U.S.) companies in the form of reports and ratings than about U.S. issuers; different accounting, auditing and financial reporting requirements; smaller markets; nationalization; expropriation or confiscatory taxation; currency blockage; or political changes or diplomatic developments. Foreign (non-U.S.) securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Symmetry Panoramic Alternatives Fund | Emerging Markets Risk
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Emerging Markets Risk. Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging financial markets have far lower trading volumes and less liquidity than developed markets.

Symmetry Panoramic Alternatives Fund | Currency Risk
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Currency Risk. The risk that foreign currencies will increase in value relative to the U.S. dollar and adversely affect the dollar value of the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Symmetry Panoramic Alternatives Fund | Fixed Income Risk
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Fixed Income Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities or derivatives owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Symmetry Panoramic Alternatives Fund | U.S. Government Securities Risk
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U.S. Government Securities Risk. Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so. In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. Government.

Symmetry Panoramic Alternatives Fund | Liquidity Risk
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Liquidity Risk. Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

Symmetry Panoramic Alternatives Fund | High Yield Risk
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High Yield Risk. Investment in or exposure to high yield (lower rated or below investment grade) debt instruments may involve greater levels of interest rate, credit, liquidity and valuation risk than for higher rated instruments. High yield debt instruments are considered higher risk than investment grade debt instruments with respect to the issuer’s continuing ability to make principal and interest payments and, therefore, such instruments generally involve greater risk of default or price changes than higher rated debt instruments.

Symmetry Panoramic Alternatives Fund | Credit Default Swaps Risk
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Credit Default Swaps Risk. A credit default swap enables an investor to buy or sell protection against a credit event with respect to an issuer. Credit default swaps involve risks because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). The Fund bears the loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

Symmetry Panoramic Alternatives Fund | Small Fund Risk
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Small Fund Risk. The Fund currently has fewer assets than larger funds. Thus, like other small funds, inflows and outflows may impact its market exposure. In addition, if the Fund does not attract additional assets, the Fund’s fixed costs will continue to be spread over a small asset base, which could result in increased shareholder expenses (if the Fund were not subject to an expense cap) or force the Fund to liquidate.

Symmetry Panoramic Alternatives Fund | Arbitrage Risk
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Arbitrage Risk: The risk that securities purchased pursuant to an arbitrage strategy that intended to take advantage of the perceived relationship between the value of two securities may not perform as expected.

Symmetry Panoramic Alternatives Fund | Convertible Securities Risk
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Convertible Securities. Convertible securities include fixed income securities that may be exchanged or converted into a predetermined number of shares of the issuer’s underlying common stock at the option of the holder during a specified period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of “usable” bonds and warrants or a combination of the features of several of these securities. Convertible securities are senior to common stocks in an issuer’s capital structure, but are usually subordinated to similar non-convertible securities. While providing a fixed-income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar nonconvertible security), a convertible security also gives an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the issuing company depending upon a market price advance in the convertible security’s underlying common stock.

Symmetry Panoramic Alternatives Fund | Commodities Risk
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Commodities Risk. Exposure to commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The prices of energy, industrial metals, precious metals, agriculture, and livestock sector commodities may fluctuate widely due to factors such as changes in value, supply and demand and governmental regulatory policies. The commodity-linked securities in which the Fund may invest may be issued by companies in the financial services sector, and events affecting the financial services sector may cause the Fund’s share value to fluctuate.

Symmetry Panoramic Alternatives Fund | Swap Risk
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Swap Risk. Swap agreements are subject to the risk that the counterparty to the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the counterparty to the swap. In addition, there is the risk that a swap may be terminated by the Fund or the counterparty in accordance with its terms. If a swap were to terminate, the Fund may be unable to implement its investment strategies and the Fund may not be able to seek to achieve its investment objective.

Symmetry Panoramic Alternatives Fund | Restricted Securities Risk
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Restricted Securities Risk. The Fund may invest securities in which the disposition would be subject to legal restrictions (so called “restricted securities”). Restricted securities may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the Securities Act of 1933, as amended (the “Securities Act”). Where registration is required, the Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than that which prevailed when it decided to sell. Restricted securities issued pursuant to Rule 144A under the Securities Act that have a readily available market usually are not deemed illiquid for purposes of this limitation by the Fund. However, investing in Rule 144A securities could result in increasing the level of the Fund’s illiquidity if qualified institutional buyers become, for a time, uninterested in purchasing these securities.

Symmetry Panoramic Alternatives Fund | Tax Risk
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Tax Risk. The federal income tax treatment of the complex securities in which the Fund may invest and a Fund’s investment use of the ReFlow Liquidity Program may not be clear or may be subject to re-characterization by the Internal Revenue Service (“IRS”). It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the ReFlow Liquidity Program were successfully challenged by the IRS. Any such failure to comply with the rules applicable to regulated investment companies could make it more difficult for the Fund itself to comply with such rules. Furthermore, the ability of the Fund to gain commodity exposure as contemplated may be adversely affected by future legislation, regulatory developments, interpretive guidance or other actions by the IRS or the Treasury Department.

Symmetry Panoramic Alternatives Fund | Short Sales Risk
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Short Sales Risk. The risk on a short sale is the risk of loss if the value of a security sold short increases prior to the delivery date, since the Fund must pay more for the security than it received from the purchaser in the short sale. Therefore, the risk of loss may be unlimited.

Symmetry Panoramic Alternatives Fund | Risk Lose Money [Member]
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Risk [Text Block]	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.